Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of financial assets [line items]
Value at risk	$ 50.0	$ 38.9	$ 34.6
Average
Disclosure of financial assets [line items]
Value at risk	42.7	38.3	38.8
Maximum
Disclosure of financial assets [line items]
Value at risk	58.4	50.3	57.1
Minimum
Disclosure of financial assets [line items]
Value at risk	31.5	32.3	27.3
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	10.9	13.9	11.2
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	17.0	12.6	14.7
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	31.2	21.7	26.9
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	10.9	6.2	7.0
Interest rate
Disclosure of financial assets [line items]
Value at risk	28.3	18.9	20.5
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	26.5	23.9	31.4
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	36.7	32.1	54.9
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	18.2	17.1	18.7
Equity
Disclosure of financial assets [line items]
Value at risk	22.8	17.1	18.2
Equity | Average
Disclosure of financial assets [line items]
Value at risk	17.1	17.0	15.6
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	22.8	24.6	20.9
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	14.0	13.5	12.3
Credit spread
Disclosure of financial assets [line items]
Value at risk	8.6	8.5	13.1
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	10.0	9.0	11.3
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	16.1	15.4	17.9
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	6.2	6.4	6.4
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(20.6)	(19.5)	(28.3)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (27.9)	$ (24.1)	$ (34.3)